GOODWILL AND INTANGIBLE ASSETS, NET - Additional Information (Detail) € in Thousands, රු in Thousands											12 Months Ended
	Nov. 30, 2025 USD ($)	Aug. 26, 2025 USD ($)	Aug. 26, 2025 EUR (€)	Jun. 28, 2023 USD ($)	Jun. 28, 2023 EUR (€)	Dec. 16, 2022 USD ($) ElectronicGamingMachines Table	Dec. 16, 2022 MOP (MOP$) ElectronicGamingMachines Table	Nov. 30, 2020 USD ($)	Jun. 26, 2017 USD ($)	Jun. 26, 2017 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MOP (MOP$)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Mar. 27, 2024 USD ($)	Mar. 27, 2024 LKR (රු)	Jun. 28, 2023 EUR (€)	Jan. 01, 2023 USD ($)	Jan. 01, 2023 MOP (MOP$)	Dec. 30, 2022 m²
Goodwill And Intangible Assets [Line Items]
Amortization of finite lived intangible assets											$ 34,444,000		$ 33,326,000	$ 37,216,000
Finite-lived Intangible Assets Acquired	$ 4,400,000
Acquired Finite-Lived Intangible Assets, Weighted Average Useful Life	10 years
Impairment of goodwill											57,924,000		0	$ 0
Gaming table reserved exclusively for certain kind of games or to certain players [Member]
Goodwill And Intangible Assets [Line Items]
Variable annual premium per unit						$ 37,000	MOP$ 300,000
Gaming table not reserved exclusively for certain kind of games or to certain players [Member]
Goodwill And Intangible Assets [Line Items]
Variable annual premium per unit						19,000	150,000
Electrical or mechanical gaming machine [Member]
Goodwill And Intangible Assets [Line Items]
Variable annual premium per unit						100	1,000
Four To Ten Years [Member]
Goodwill And Intangible Assets [Line Items]
Concession Fee Per Square Meter											300	MOP$ 2,500
One To Three Years [Member]
Goodwill And Intangible Assets [Line Items]
Concession Fee Per Square Meter											90.00	MOP$ 750
Altira Casino [Member]
Goodwill And Intangible Assets [Line Items]
Area of Land | m²																				31,227.3
City of Dreams Casino [Member]
Goodwill And Intangible Assets [Line Items]
Area of Land | m²																				17,128.8
Studio City Casino [Member]
Goodwill And Intangible Assets [Line Items]
Area of Land | m²																				28,784.3
Gaming Concession Agreement [Member]
Goodwill And Intangible Assets [Line Items]
Finite lived intangible assets, gross																		$ 239,588,000	MOP$ 1,934,035,000
Financial liability																		$ 239,588,000	MOP$ 1,934,035,000
Fixed annual premium						$ 3,743,000	MOP$ 30,000,000
Gaming Concession Agreement [Member] | Electronic Gaming Machine [Member]
Goodwill And Intangible Assets [Line Items]
Minimum number of electronic gaming machines | ElectronicGamingMachines						1,000	1,000
Gaming Concession Agreement [Member] | Gaming Table [Member]
Goodwill And Intangible Assets [Line Items]
Minimum number of tables | Table						500	500
Cyprus License Agreement [Member]
Goodwill And Intangible Assets [Line Items]
Exclusive period commenced at the start of the license term									15 years	15 years
License term									30 years	30 years
Cyprus License Agreement [Member] | After completion of the first eight years [Member]
Goodwill And Intangible Assets [Line Items]
Maximum increase in annual license fee compared to license fee paid annually during the previous four-year period									20.00%	20.00%
Duration that the license fee may be reviewed periodically									4 years	4 years
Minimum annual license fee				$ 5,883,000	€ 5,000				$ 5,883,000	€ 5,000
Cyprus License Agreement [Member] | Temporary Casino And Integrated Casino Resort [Member] | Third Four Years [Member]
Goodwill And Intangible Assets [Line Items]
Annual license fee		$ 5,883,000	€ 5,000
Cyprus License Agreement [Member] | Temporary Casino And Integrated Casino Resort [Member] | Second Four Years [Member]
Goodwill And Intangible Assets [Line Items]
Annual license fee									5,883,000	5,000
Cyprus License Agreement [Member] | Temporary Casino And Integrated Casino Resort [Member] | First Four Years [Member]
Goodwill And Intangible Assets [Line Items]
Annual license fee									$ 2,941,000	€ 2,500
Cyprus License Agreement [Member] | Three operating satellite casinos [Member]
Goodwill And Intangible Assets [Line Items]
Annual license fee				2,353,000	€ 2,000
Mocha And Other Segment [Member]
Goodwill And Intangible Assets [Line Items]
Impairment of goodwill											57,924,000
Proprietary rights [Member]
Goodwill And Intangible Assets [Line Items]
Finite lived intangible assets, gross											16,371,000		11,996,000
Finite-lived Intangible Assets Acquired								$ 12,000,000
Sri Lanka License [Member]
Goodwill And Intangible Assets [Line Items]
Finite lived intangible assets, gross															$ 16,600,000	රු 5,000,000
Cyprus License [Member]
Goodwill And Intangible Assets [Line Items]
Finite lived intangible assets, gross				73,928,000							80,041,000		70,785,000				€ 68,031
Financial liability				$ 73,059,000													€ 67,231
Concession [Member]
Goodwill And Intangible Assets [Line Items]
Finite lived intangible assets, gross											$ 213,038,000		$ 211,929,000
Finite-Lived Intangible Asset, Useful Life											10 years